CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS	6 Months Ended
	Jun. 30, 2017 CNY (¥) ¥ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2016 CNY (¥) ¥ / shares shares
Total revenues	¥ 13,700,891,646	$ 2,020,989,135	¥ 10,947,903,160
Cost of revenues	(12,217,033,708)	(1,802,108,434)	(8,834,614,831)
Gross profit	1,483,857,938	218,880,701	2,113,288,329
Selling and marketing	(964,635,098)	(142,291,255)	(711,707,416)
General and administrative	(240,979,321)	(35,546,343)	(382,342,527)
Research and development	(136,179,670)	(20,087,571)	(82,011,780)
Impairment of long-lived assets	0	0	(99,327,548)
Total operating expenses	(1,341,794,089)	(197,925,169)	(1,275,389,271)
Income from operations	142,063,849	20,955,532	837,899,058
Interest expenses, net	(137,692,992)	(20,310,798)	(151,899,127)
Subsidy income	104,229,215	15,374,628	74,615,322
Exchange gain/(loss)	(36,149,758)	(5,332,373)	188,534,815
Other income/(expense), net	23,715,877	3,498,278	(376,950)
Investment loss	(193,536)	(28,548)	(1,639,839)
Income from continuing operations before income taxes	76,719,685	11,316,754	823,346,528
Income tax (expense)/benefit	30,932,634	4,562,806	(190,714,125)
Income from continuing operations, net of tax	107,652,319	15,879,560	632,632,403
Discontinued operations
Income from discontinued operations before income taxes	0	0	62,458,755
Income tax expense, net	0	0	(615,444)
Income from discontinued operations, net of tax	0	0	61,843,311
Net income	107,652,319	15,879,560	694,475,714
Less: Net loss attributable to non-controlling interests from continuing operations	(289,572)	(42,714)	(88,040)
Less: Net income attributable to non-controlling interests from discontinued operations	0	0	3,722,599
Less: Net income attributable to non-controlling interests from discontinued operations	0	0	3,648,178
Less: Accretion to redemption value of redeemable non-controlling interests of discontinued operations	0	0	93,780,174
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	¥ 107,941,891	$ 15,922,274	¥ 593,412,803
Net income attributable to JinkoSolar Holding Co., Ltd.’s ordinary shareholders per share from continuing operations -
Basic | (per share)	¥ 0.84	$ 0.16	¥ 5.04
Diluted | (per share)	0.84	0.16	4.73
Net income attributable to JinkoSolar Holding Co., Ltd.’s ordinary shareholders per ADS from continuing operations -
Basic | (per share)	3.36	0.64	20.16
Diluted | (per share)	3.36	0.64	18.92
Net income attributable to JinkoSolar Holding Co., Ltd.’s ordinary shareholders per share from discontinued operations -
Basic | (per share)	0	0	(0.31)
Diluted | (per share)	0	0	(0.31)
Net income attributable to JinkoSolar Holding Co., Ltd.’s ordinary shareholders per ADS from discontinued operations -
Basic | (per share)	0	0	(1.24)
Diluted | (per share)	¥ 0	$ 0	¥ (1.24)
Weighted average ordinary shares outstanding
Basic	127,556,967	127,556,967	125,489,224
Diluted	128,859,633	128,859,633	135,035,911
Third Party [Member]
Total revenues	¥ 13,661,612,476	$ 2,015,195,149	¥ 10,844,943,160
Related Party [Member]
Total revenues	39,279,170	5,793,986	102,960,000
Forward Contracts [Member]
Income from continuing operations before income taxes	(3,235,358)	(477,241)	(45,905,557)
Convertible Senior Notes and Capped Call Options [Member]
Income from continuing operations before income taxes	0	0	(79,847,048)
Call spread options [Member]
Income from continuing operations before income taxes	0	0	3,076,214
Warrant liability [Member]
Income from continuing operations before income taxes	¥ (16,017,612)	$ (2,362,724)	¥ (1,110,360)